Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Lease Revenue By Segment

	2009	2010	2011

Russia	6.9%	11.3%	10.3%
Germany	16.3%	12.0%	9.3%

Schedule Of Long-Lived Assets By Segment

2011
Russia	10.7%